Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) [Line Items]
Change in unrealized investment gains (losses)	$ (28,440,122)	$ 12,102,159
Realized investment gains (losses)	2,505,340	362,837
Equity Securities [Member]
Note 2 - Investments (Details) - Available-for-sale Securities - Change in Unrealized Gains (Losses) and Realized Gains (Losses) [Line Items]
Change in unrealized investment gains (losses)	(339,614)	(6,876)
Realized investment gains (losses)	$ (5,829)	$ 121,976